Share Capital - Disclosure of Number and Weighted Average Exercise Prices of Other Equity Instruments of Cash Settled RSUs Outstanding (Detail) - Cash Settled Restricted Share Units [Member] - shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Number And Weighted Average Exercise Prices Of Other Equity Instruments Explanatory [Line Items]
Granted	78,900	168,800
Settled	(65,900)
Forfeited	(37,000)
Outstanding	144,800	168,800